Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of taxes payable
	As of December 31,
	2019	2018
Value-added Tax payable	$633,943	$480,079
Income tax payable	23,210	55,668
Other taxes payable	69,294	49,783
Total	$726,447	$585,530